Unclaimed Dividends - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Royal Dutch Shell Dividend Access Trust [Member]
Disclosure Of Dividends [Line Items]
Unclaimed dividends	$ 2,302,549	$ 1,972,676